Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-average effective interest rate	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2017
Trade accounts payable		4,501	78	57	—	—	4,636
Due to related parties		—	230	—	—	—	230
Other payables and accruals*		8,426	8,261	2,401	—	—	19,088
Other non-current liabilities		—	—	—	250	—	250
Variable interest loans	3.77%	42,030	21,152	75,057	921,242	199,905	1,259,386
Fixed interest loans**		—	1,102	3,309	59,326	—	63,737

Total		54,957	30,823	80,824	980,818	199,905	1,347,327

December 31, 2016
Trade accounts payable		2,232	—	19	—	—	2,251
Due to related parties		—	5,610	—	—	—	5,610
Other payables and accruals*		9,516	7,265	790	—	—	17,571
Other non-current liabilities		—	—	—	182	—	182
Variable interest loans	3.40%	12,306	21,063	77,044	1,089,040	227,608	1,427,061
Fixed interest loans***		—	—	501	829	—	1,330

Total		24,054	33,938	78,354	1,090,051	227,608	1,454,005

*	Unearned revenue is excluded since it is not a financial liability.
**

Interest is charged at 9.125% on the outstanding amount. A commitment fee of 1.0% is charged on the available amount of the New Sponsor Credit Facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.

***

A commitment fee is charged at 2.4% on the available amount of the Old Sponsor Credit Facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.

Schedule of expected cash flows for derivative financial instruments

	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2017
Interest rate swaps	(292)	—	(1)	7,341	—	7,048

Total	(292)	—	(1)	7,341	—	7,048

December 31, 2016
Interest rate swaps	(31)	—	(1,581)	5,359	819	4,566

Total	(31)	—	(1,581)	5,359	819	4,566

Summary of credit risk exposure

	As of December 31,
	2016	2017
Cash and cash equivalents	56,506	142,547
Short-term investments	6,000	—
Trade and other receivables	4,201	3,629
Derivative financial instruments, current and non-current portion	6,008	6,615